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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-01920

Stralem Fund

(Exact name of registrant as specified in charter)

645 Madison Avenue New York, New York	10022
(Address of principal executive offices)	(Zip code)

Andrea Baumann Lustig

Stralem & Company Incorporated       645 Madison Avenue      New York, New York 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 888-8123

Date of fiscal year end:     October 31, 2014

Date of reporting period:    January 31, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2014 (Unaudited)

Shares	Common Stocks — 96.6%	Value

	Consumer Discretionary — 9.8%
	Hotels, Restaurants & Leisure — 3.2%
167,700	Starbucks Corp.	$11,926,824

	Media — 6.6%
150,600	Discovery Communications, Inc. - Class A (a)	12,014,868
179,600	Walt Disney Co. (The)	13,040,756
		25,055,624
	Consumer Staples — 6.1%
	Beverages — 3.3%
326,400	Coca-Cola Co. (The)	12,344,448

	Tobacco — 2.8%
135,700	Philip Morris International, Inc.	10,603,598

	Energy — 10.6%
	Energy Equipment & Services — 3.1%
135,400	Schlumberger Ltd.	11,856,978

	Oil, Gas & Consumable Fuels — 7.5%
122,600	Chevron Corp.	13,685,838
156,300	Exxon Mobil Corp.	14,404,608
		28,090,446
	Health Care — 14.9%
	Biotechnology — 3.5%
38,000	Amgen, Inc.	4,520,100
58,000	Celgene Corp. (a)	8,811,940
		13,332,040
	Health Care Equipment & Supplies — 1.2%
123,400	Abbott Laboratories	4,523,844

	Life Sciences Tools & Services — 2.8%
90,100	Thermo Fisher Scientific, Inc.	10,374,114

	Pharmaceuticals — 7.4%
272,000	Merck & Co., Inc.	14,407,840
444,700	Pfizer, Inc.	13,518,880
		27,926,720

See notes to Schedule of Investments.

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	Common Stocks — 96.6% (Continued)	Value

	Industrials — 16.8%
	Aerospace & Defense — 3.5%
115,800	United Technologies Corp.	$13,203,516

	Air Freight & Logistics — 3.3%
92,800	FedEx Corp.	12,372,096

	Electrical Equipment — 3.4%
173,800	Eaton Corp. plc	12,703,042

	Industrial Conglomerates — 6.6%
170,800	Danaher Corp.	12,705,812
477,700	General Electric Co.	12,004,601
		24,710,413
	Information Technology — 17.9%
	Communications Equipment — 2.6%
132,200	QUALCOMM, Inc.	9,811,884

	Internet Software & Services — 3.1%
9,700	Google, Inc. - Class A (a)	11,455,409

	IT Services — 7.0%
63,200	International Business Machines Corp.	11,166,176
70,500	Visa, Inc. - Class A	15,187,815
		26,353,991
	Software — 5.2%
261,300	Microsoft Corp.	9,890,205
264,200	Oracle Corp.	9,748,980
		19,639,185
	Materials — 6.9%
	Chemicals — 6.9%
296,500	Dow Chemical Co. (The)	13,493,715
205,600	E.I. du Pont de Nemours and Co.	12,543,656
		26,037,371

See notes to Schedule of Investments.

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	Common Stocks — 96.6% (Continued)	Value

	Telecommunication Services — 3.2%
	Diversified Telecommunication Services — 3.2%
357,800	AT&T, Inc.	$11,921,896

	Utilities — 10.4%
	Electric Utilities — 6.6%
422,400	PPL Corp.	12,912,768
289,000	Southern Co. (The)	11,918,360
		24,831,128
	Multi-Utilities — 3.8%
209,600	Dominion Resources, Inc.	14,233,936

	Total Common Stocks (Cost $269,957,036)	$363,308,503

Shares	Money Market Funds — 3.5%	Value
2,100,776	Dreyfus Government Cash Management Money Market
	Fund - Class I, 0.01% *	$2,100,776
11,185,959	Dreyfus Treasury Prime Cash Management Fund
	- Class I, 0.00% *	11,185,959
	Total Money Market Funds (Cost $13,286,735)	$13,286,735

	Total Investments at Value — 100.1% (Cost $283,243,771)	$376,595,238

	Liabilities in Excess of Other Assets — (0.1%)	(625,156)

	Net Assets — 100.0%	$375,970,082

(a)	Non-income producing.
*	Rate shown is the 7-day effective yield at January 31, 2014.

See notes to Schedule of Investments.

STRALEM EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2014 (Unaudited)

1.   Investment valuation

The securities of Stralem Equity Fund (the “Fund”) are valued as of close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted bid price. Investments in money market funds are valued at net asset value.

Securities without a readily available price quotation may be priced at fair value as determined in good faith by the management of the Fund and may be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Fair value pricing would be utilized in instances when prices of individual portfolio securities are “not readily available,” the market for a security is not active or when there is an occurrence of a “significant event” that occurs after market closings but before the Fund’s net asset value is determined.  Such fair value pricing is determined according to procedures adopted by the Board of Trustees.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$363,308,503	$-	$-	$363,308,503
Money Market Funds	13,286,735	-	-	13,286,735
Total	$376,595,238	$-	$-	$376,595,238

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type.  As of January 31, 2014, the Fund did not have any transfers in and out of any Level.  There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of January 31, 2014.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

STRALEM EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.   Security transactions

Security transactions are accounted for on trade date.  Realized gains and losses on sales of investments are calculated on a specific identification basis.

3.   Federal income tax

The following information is computed on a tax basis for each item as of January 31, 2014:

Cost of portfolio investments	$283,429,897

Gross unrealized appreciation	$97,158,659
Gross unrealized depreciation	(3,993,318)

Net unrealized appreciation	$93,165,341

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)    Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Stralem Fund

By (Signature and Title)*		/s/ Andrea Baumann Lustig
Andrea Baumann Lustig, President

Date	February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Andrea Baumann Lustig
Andrea Baumann Lustig, President

Date	February 19, 2014

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	February 19, 2014

* Print the name and title of each signing officer under his or her signature.